UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2009

Check here if Amendment [X ];  Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  November 10, 2010


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:        $88,776
                                              (x thousands)

List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AARON'S, INC.                  COM              002535201     1017    38140 SH       DEFINED                     0        0    38140
ABBOTT LABORATORIES            COM              002824100     2290    48015 SH       DEFINED                     0        0    48015
AFFILIATED COMPUTER SVCS INC      CLASS A       008190100     3121    65160 SH       DEFINED                     0        0    65160
AMEDISYS INC                   COM              023436108      640    23280 SH       DEFINED                     0        0    23280
AMERISAFE INC                  COM              03071H100      661    43160 SH       DEFINED                     0        0    43160
AMGEN INC                      COM              031162100     3063    61850 SH       DEFINED                     0        0    61850
APOLLO GROUP INC CL A          COM              037604105     2997    38260 SH       DEFINED                     0        0    38260
BUCKLE INC                     COM              118440106     1092    34215 SH       DEFINED                     0        0    34215
CEPHALON INC                   COM              156708109      718    10540 SH       DEFINED                     0        0    10540
CLOROX CO                      COM              189054109     2444    47470 SH       DEFINED                     0        0    47470
COGNIZANT TECH SOL CL A        COM              192446102     3496   168150 SH       DEFINED                     0        0   168150
CONOCOPHILLIPS                 COM              20825C104     2007    51260 SH       DEFINED                     0        0    51260
CUBIC CORP                     COM              229669106      890    35120 SH       DEFINED                     0        0    35120
CYBERONICS INC                 COM              23251P102      737    55515 SH       DEFINED                     0        0    55515
DANAHER CORP                   COM              235851102     3426    63190 SH       DEFINED                     0        0    63190
DAVITA INC                     COM              23918K108     2249    51175 SH       DEFINED                     0        0    51175
DENTSPLY INTL INC              COM              249030107      835    31100 SH       DEFINED                     0        0    31100
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205      869    49170 SH       DEFINED                     0        0    49170
FACTSET RESEARCH SYSTEMS INC   COM              303075105      943    18870 SH       DEFINED                     0        0    18870
GEN DYNAMICS CORP              COM              369550108     1916    46060 SH       DEFINED                     0        0    46060
HEWLETT PACKARD CORP           COM              428236103     3219   100400 SH       DEFINED                     0        0   100400
ITT EDUCATIONAL SVCS INC       COM              45068B109      809     6665 SH       DEFINED                     0        0     6665
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205      879    40140 SH       DEFINED                     0        0    40140
JOHNSON & JOHNSON              COM              478160104     3062    58205 SH       DEFINED                     0        0    58205
JOS A BANK CLOTHIERS INC       COM              480838101      754    27100 SH       DEFINED                     0        0    27100
KROGER COMPANY                 COM              501044101     2776   130810 SH       DEFINED                     0        0   130810
MATTHEWS INTL CORP CL A        CORP-CL A        577128101     1072    37220 SH       DEFINED                     0        0    37220
MCDONALDS CORP                 COM              580135101     4041    74045 SH       DEFINED                     0        0    74045
NEW JERSEY RES CORP            COM              646025106      699    20580 SH       DEFINED                     0        0    20580
NIKE INC CL B                  COM              654106103     3614    77070 SH       DEFINED                     0        0    77070
NORFOLK SOUTHERN CORP          COM              655844108     1920    56890 SH       DEFINED                     0        0    56890
NSTAR                          COM              67019E107      746    23390 SH       DEFINED                     0        0    23390
OMNICARE INC                   COM              681904108      815    33290 SH       DEFINED                     0        0    33290
OWENS & MINOR INC (NEW)        COM              690732102     1259    38000 SH       DEFINED                     0        0    38000
PANERA BREAD COMP CL A         COM              69840W108      959    17150 SH       DEFINED                     0        0    17150
PETMED EXPRESS INC             COM              716382106      964    58510 SH       DEFINED                     0        0    58510
PHARMACEUTICAL PRODUCT DEV INC COM              717124101     1071    45160 SH       DEFINED                     0        0    45160
PRECISION CASTPARTS CORP       COM              740189105     2312    38605 SH       DEFINED                     0        0    38605
QUALITY SYS INC                COM              747582104     1185    26190 SH       DEFINED                     0        0    26190
QUEST DIAGNOSTICS INC          COM              74834L100     3369    70960 SH       DEFINED                     0        0    70960
ROSS STORES INC.               COM              778296103     1263    35190 SH       DEFINED                     0        0    35190
ST JUDE MEDICAL INC            COM              790849103     3691   101605 SH       DEFINED                     0        0   101605
SHANDA INTERACTIVE             COM              81941Q203     1433    36240 SH       DEFINED                     0        0    36240
SYBASE INC                     COM              871130100     1915    63210 SH       DEFINED                     0        0    63210
SYNAPTICS INC                  COM              87157D109     1235    46140 SH       DEFINED                     0        0    46140
SYNIVERSE HOLDINGS INC         COM              87163F106     1613   102350 SH       DEFINED                     0        0   102350
TJX COS INC NEW                COM              872540109     4185   163220 SH       DEFINED                     0        0   163220
TETRA TECH INC                 COM              88162G103      900    44150 SH       DEFINED                     0        0    44150
II VI INC                      COM              902104108      793    46170 SH       DEFINED                     0        0    46170
WATSON PHARMACEUTICALS         COM              942683103      812    26090 SH       DEFINED                     0        0    26090